Convertible debentures (Schedule of detailed information about underlying assumptions) (Details) - Derivative liabilities [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Convertible Debentures [Line Items]
Share price	$ 0.05	$ 0.02
Expected dividend yield	0.00%	0.00%
CDN to USD exchange rate (as applicable)	$ 0.8041	$ 0.7567
Minimum [Member]
Convertible Debentures [Line Items]
Exercise price	$ 0.03	$ 0.01
Volatility factor (based on historical volatility)	32.00%	100.00%
Risk free interest rate	0.17%	0.10%
Expected life of conversion features (in months)	0 months	0 months
Call value	$ 0.01	$ 0.00
Maximum [Member]
Convertible Debentures [Line Items]
Exercise price	$ 0.07	$ 0.11
Volatility factor (based on historical volatility)	133.00%	187.00%
Risk free interest rate	0.55%	0.19%
Expected life of conversion features (in months)	10 months	12 months
Call value	$ 0.04	$ 0.02